Pension and Other Postretirement Benefits (Tables)	12 Months Ended
Dec. 31, 2016
Compensation and Retirement Disclosure [Abstract]
Cost of Retirement Plan	The cost of the plan is disclosed below (in thousands):

	2016	2015	2014
Employee Investment Plan cost	$4,976	$5,072	$4,816

Schedule of Percentage Range of Target Portfolio	At December 31, 2016, the percentage ranges of the target portfolio are:

Type of Investment	Percentage Range
Equity securities	63 to 67
Debt securities	33 to 37
Other	up to 1

Schedule of Assumptions Used

The rates are presented in the table below:

	December 31, 2016	December 31, 2015
Discount rate	4.50%	4.50%
Weighted-average rate of compensation increase	3.25%	3.25%
Asset return assumption	7.00%	7.25%

Schedule of Amounts Recognized in Balance Sheet and Income Statement

The following table sets forth the retirement plan, SERP, and PBOP funded statuses and amounts recognized on the Consolidated Balance Sheets and Consolidated Statements of Income.

	2016			2015
	Qualified Retirement Plan	SERP	PBOP	Qualified Retirement Plan	SERP	PBOP
(Thousands of dollars)
Change in benefit obligations
Benefit obligation for service rendered to date at beginning of year (PBO/PBO/APBO)	$1,044,817	$42,720	$72,632	$1,060,240	$41,176	$72,202
Service cost	22,833	331	1,499	25,123	320	1,641
Interest cost	46,027	1,859	3,180	44,229	1,695	2,999
Actuarial loss (gain)	8,550	1,347	(2,060)	(44,553)	2,322	(3,251)
Benefits paid	(73,874)	(2,946)	(1,386)	(40,222)	(2,793)	(959)

Benefit obligation at end of year (PBO/PBO/APBO)	1,048,353	43,311	73,865	1,044,817	42,720	72,632

Change in plan assets
Market value of plan assets at beginning of year	736,880	—	43,584	754,796	—	44,892
Actual return on plan assets	39,956	—	4,818	(13,694)	—	(1,034)
Employer contributions	36,000	2,946	—	36,000	2,793	—
Benefits paid	(73,874)	(2,946)	(289)	(40,222)	(2,793)	(274)

Market value of plan assets at end of year	738,962	—	48,113	736,880	—	43,584

Funded status at year end	$(309,391)	$(43,311)	$(25,752)	$(307,937)	$(42,720)	$(29,048)

Weighted-average assumptions (benefit obligation)
Discount rate	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%
Weighted-average rate of compensation increase	3.25%	3.25%	N/A	3.25%	3.25%	N/A

Schedule of Accumulated Benefit Obligation	The accumulated benefit obligation for the retirement plan and the SERP is presented below (in thousands):

	December 31, 2016	December 31, 2015
Retirement plan	$939,002	$922,992
SERP	40,852	39,270

Schedule of Expected Benefit Payments

Benefits expected to be paid for pension, SERP, and PBOP over the next 10 years are as follows (in millions):

	2017	2018	2019	2020	2021	2022-2026
Pension	$48.6	$50.1	$51.5	$53.2	$55.1	$294.2
SERP	2.9	2.9	2.9	2.9	2.9	14.4
PBOP	4.1	4.3	4.4	4.5	4.5	20.6

Schedule of Net Periodic Benefit Cost and Weighted-Average Assumptions

Components of net periodic benefit cost

	Qualified Retirement Plan			SERP			PBOP
	2016	2015	2014	2016	2015	2014	2016	2015	2014
(Thousands of dollars)
Service cost	$22,833	$25,123	$21,360	$331	$320	$292	$1,499	$1,641	$1,101
Interest cost	46,027	44,229	43,440	1,859	1,695	1,745	3,180	2,999	2,829
Expected return on plan assets	(56,558)	(57,808)	(53,342)	—	—	—	(3,149)	(3,464)	(3,264)
Amortization of prior service cost	—	—	—	—	—	—	1,335	1,335	355
Amortization of net actuarial loss	25,266	32,743	22,873	1,383	1,293	783	417	345	—

Net periodic benefit cost	$37,568	$44,287	$34,331	$3,573	$3,308	$2,820	$3,282	$2,856	$1,021

Weighted-average assumptions (net benefit cost)
Discount rate	4.50%	4.25%	5.00%	4.50%	4.25%	5.00%	4.50%	4.25%	5.00%
Expected return on plan assets	7.25%	7.75%	7.75%	N/A	N/A	N/A	7.25%	7.75%	7.75%
Weighted-average rate of compensation increase	3.25%	2.75%	3.25%	3.25%	2.75%	3.25%	N/A	N/A	N/A

Schedule of Other Changes in Plan Assets and Benefit Obligations Recognized in Net Periodic Benefit Cost and Other Comprehensive Income

Other Changes in Plan Assets and Benefit Obligations Recognized in Net Periodic Benefit Cost and Other Comprehensive Income

	2016				2015				2014
	Total	Qualified Retirement Plan	SERP	PBOP	Total	Qualified Retirement Plan	SERP	PBOP	Total	Qualified Retirement Plan	SERP	PBOP
(Thousands of dollars)
Net actuarial loss (gain) (a)	$22,770	$25,153	$1,347	$(3,730)	$30,519	$26,949	$2,322	$1,248	$173,646	$163,215	$5,460	$4,971
Amortization of prior service cost (b)	(1,335)	—	—	(1,335)	(1,335)	—	—	(1,335)	(355)	—	—	(355)
Amortization of net actuarial loss (b)	(27,066)	(25,266)	(1,383)	(417)	(34,381)	(32,743)	(1,293)	(345)	(23,656)	(22,872)	(784)	—
Prior service cost	—	—	—	—	—	—	—	—	6,661	—	—	6,661
Regulatory adjustment	5,584	102	—	5,482	5,646	5,214	—	432	(140,308)	(129,031)	—	(11,277)

Recognized in other comprehensive (income) loss	(47)	(11)	(36)	—	449	(580)	1,029	—	15,988	11,312	4,676	—
Net periodic benefit costs recognized in net income	44,423	37,568	3,573	3,282	50,451	44,287	3,308	2,856	38,172	34,331	2,820	1,021

Total of amount recognized in net periodic benefit cost and other comprehensive (income) loss	$44,376	$37,557	$3,537	$3,282	$50,900	$43,707	$4,337	$2,856	$54,160	$45,643	$7,496	$1,021

Schedule of Fair Value of Plan Assets

The following table sets forth, by level within the three-level fair value hierarchy, the fair values of the assets of the qualified pension plan and the PBOP as of December 31, 2016 and December 31, 2015. The change in the types of pension investment holdings between years is due to the engagement of Russell and the subsequent transition of pension investments to Russell funds. The transition efforts consolidated the majority of the pension plan investments into private commingled equity and fixed income funds. The SERP has no assets.

	December 31, 2016			December 31, 2015
	Qualified Retirement Plan	PBOP	Total	Qualified Retirement Plan	PBOP	Total
Assets at fair value (thousands of dollars):

Level 1 – Quoted prices in active markets for identical financial assets
Common stock
Agriculture	$—	$—	$—	$7,021	$209	$7,230
Capital equipment	—	—	—	533	16	549
Chemicals/materials	—	—	—	3,304	98	3,402
Consumer goods	—	—	—	41,035	1,221	42,256
Energy and mining	—	—	—	11,066	329	11,395
Finance/insurance	—	—	—	29,957	892	30,849
Healthcare	—	—	—	37,930	1,129	39,059
Information technology	—	—	—	29,229	870	30,099
Services	—	—	—	12,341	367	12,708
Telecommunications/internet/media	—	—	—	25,883	770	26,653
Other	—	—	—	9,043	269	9,312
Real estate investment trusts	—	—	—	5,010	149	5,159
Mutual funds	—	24,922	24,922	87,483	23,985	111,468
Government fixed income securities	—	—	—	33,482	996	34,478
Futures contracts	—	—	—	(7)	—	(7)

Total Level 1 Assets (1)	$—	$24,922	$24,922	$333,310	$31,300	$364,610

Level 2 – Significant other observable inputs
Private commingled equity funds (2)
International	$290,668	$9,140	$299,808	$—	$—	$—
Large and medium capitalization	121,434	3,819	125,253	—	—	—
Small capitalization	25,947	816	26,763	—	—	—
Emerging markets	45,309	1,424	46,733	—	—	—
Private commingled fixed income funds (3)
U.S. corporate bonds	161,086	5,066	166,152	—	—	—
U.S. debt market long duration	77,349	2,432	79,781	—	—	—
U.S. Treasury securities	8,665	272	8,937	—	—	—
Pooled funds and mutual funds	4,889	216	5,105	14,808	796	15,604
Government fixed income and mortgage backed securities	167	5	172	49,571	1,475	51,046
Corporate fixed income securities
Asset-backed and mortgage-backed	—	—	—	23,542	701	24,243
Banking	—	—	—	20,857	621	21,478
Insurance	—	—	—	4,896	146	5,042
Utilities	—	—	—	3,826	114	3,940
Other	—	—	—	30,995	922	31,917
Real estate investment trusts	—	—	—	1,949	58	2,007
State and local obligations	—	—	—	950	28	978
Preferred securities	—	—	—	554	17	571
Convertible securities	—	—	—	196	6	202

Total Level 2 assets (4)	$735,514	$23,190	$758,704	$152,144	$4,884	$157,028

Total Plan assets at fair value	$735,514	$48,112	$783,626	$485,454	$36,184	$521,638
Commingled equity funds (5)	—	—	—	250,511	7,455	257,966
Insurance company general account contracts (6)	3,448	—	3,448	3,719	—	3,719

Total Plan assets (7)	$738,962	$48,112	$787,074	$739,684	$43,639	$783,323

(1)

The Mutual funds category above is an intermediate-term bond fund whose manager employs multiple concurrent strategies and takes only moderate risk in each, thereby reducing the risk of poor performance arising from any single source, and a balanced fund that invests in a diversified portfolio of common stocks, preferred stocks and fixed-income securities. Strategies utilized by the bond fund include duration management, yield curve or maturity structuring, sector rotation, and all bottom-up techniques including in-house credit and quantitative research. Strategies employed by the fund include pursuit of regular income, conservation of principal, and an opportunity for long-term growth of principal and income. Currently, this balanced fund is the only mutual fund in which the Plan invests.

In the prior year, Level 1 also included Common stock, Real Estate Investment Trusts, Mutual funds, and U.S. Government securities listed or regularly traded on a national securities exchange and were valued at quoted market prices as of the last business day of the calendar year.

(2)

The private commingled equity funds include common collective trusts that invest in a diversified portfolio of domestic and international securities regularly traded on securities exchanges. These funds are shown in the above table at net asset value (“NAV”), which is the value of securities in the fund less the amount of any liabilities outstanding. Investment strategies employed by the funds include:

•	Domestic equities
•	International developed countries equities
•	Emerging markets equities

Shares in the private equity commingled funds may be redeemed given one business day notice. While they are private equity funds and reported at NAV, due to the short redemption notice period, the lack of significant redemption fees, the fact that the underlying investments are exchange-traded, and that substantial liabilities do not exist subject to the NAV calculation, these investments are viewed as indirectly observable (level 2) and are also therefore, not excluded from the body of the fair value table as a reconciling item.

Two funds are classified as international funds. One invests in international financial markets, primarily those of developed economies in Europe and the Pacific Basin. The fund invests primarily in equity securities issued by foreign corporations, but may invest in other securities perceived as offering attractive investment return opportunities. The other provides diversified exposure to global equity markets. The fund seeks to provide long-term capital growth by investing primarily in securities listed on the major developed equity markets of the United States, Europe, and Asia, as well as within those listed on emerging country equity markets on a tactical basis.

The large and medium capitalization fund is designed to track the performance of the large and medium capitalization companies contained in the index, which represents approximately 90% of the market capitalization of the United States stock market.

The small capitalization fund is designed to provide maximum long-term appreciation through investments that are well diversified by industry.

The emerging markets fund was developed to invest in emerging market equities worldwide. The purposes of the fund’s operations, “emerging market countries” include every country in the world except the developed markets of the United States, Canada, Japan, Australia, New Zealand, Hong Kong and Singapore, and most countries located in Western Europe. Fund investments are made directly in each country or, where direct investment is inefficient or prohibited, through appropriate financial instruments or participation in commingled funds.

(3)

The private commingled fixed income funds include domestic fixed income securities. These funds are shown in the above table at NAV. Shares in the private commingled fixed equity funds may be redeemed given one business day notice. While they are private equity funds and reported at NAV, due to the short redemption notice period, the lack of significant redemption fees, the fact that the underlying investments are exchange-traded, and that substantial liabilities do not exist subject to the NAV calculation, these investments are viewed as indirectly observable (level 2) and are also therefore, not excluded from the body of the fair value table as a reconciling item.

The U.S. corporate bond fund seeks to provide high quality, mostly corporate bond-based exposure to fixed income securities which closely match those found in discount curves used to value United States pension liabilities.

The United States debt market long duration fund provides participation in the full spectrum of investment opportunities in primarily United States debt markets with longer maturities. The fund seeks to offer effective diversification against equities, take advantage of market trading opportunities, and provide a competitive rate of return on assets. The fund’s current duration is close to 14 years.

The United States Treasuries securities funds seeks to replicate the risk and return characteristics of the Barclays Treasury U.S. Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) 28-29 Years Index with minimum tracking error.

(4)

With the exception of items (2) and (3), which are discussed in detail above, the current year Level 2 assets consist mainly of pooled funds and mutual funds. These funds are collective short-term funds that invest in Treasury bills and money market funds and are used as a temporary cash repository.

In the prior year, the fair value of the Level 2 investments in debt securities with remaining maturities of one year or more was determined by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type.

(5)

In the prior year, the commingled equity funds included private equity funds that invest in domestic and international securities regularly traded on securities exchanges. These funds are shown in the above table at net asset value, which is the value of securities in the fund less the amount of any liabilities outstanding. Investment strategies employed by the funds included:

•	Domestic large capitalization value equities
•	International developed countries value and growth equities
•	Emerging markets equities
•	International small capitalization equities

The terms and conditions under which shares in the commingled equity funds were redeemed varied among the funds; the notice required ranged from one day to 30 days prior to the valuation date (month end). One of the commingled equity funds required the payment of a minimal impact fee to be applied to redemptions and subscriptions of $5 million or greater; the relative fee diminished the greater the transaction. Other such funds imposed fees to recover direct costs incurred by the fund at redemption, but were indeterminable prior to redemption.

(6)

The insurance company general account contracts are annuity insurance contracts used to pay the pensions of employees who retired prior to 1989. The balance of the account disclosed in the above table is the contract value, which is the result of deposits, withdrawals, and interest credits.

(7)

In the prior year, the assets in the above table exceeded the market value of plan assets shown in the funded status table by $2,859,000 (qualified retirement plan – $2,803,000, PBOP – $56,000), which includes a payable for securities purchased, partially offset by receivables for interest, dividends, and securities sold.